RISK MANAGEMENT POLICIES - Maximum credit risk exposure (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 209,897,629	$ 230,103,557
Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	37,974,074	28,656,888
Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,049,322	23,487,929
Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,685,921	19,779,592
Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	15,868,279	16,690,881
Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,918,447	2,856,106
Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,270,858	4,811,304
Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,753,659	19,690,215
Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,582,595	7,046,666
Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,212,920	3,985,073
Personal loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	31,287,539	31,883,580
Personal loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	24,723,989
Personal loans | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		26,370,412
Personal loans | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	6,563,550	5,513,168
Credit card loans
Maximum Credit Risk Exposure
Maximum credit risk exposure	66,294,015	71,215,323
Credit card loans | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	54,775,888
Credit card loans | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		62,155,508
Credit card loans | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,518,127	9,059,815
Stage 1 | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	187,709,767	201,771,875
Stage 1 | 12-month ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	37,128,510	27,514,098
Stage 1 | 12-month ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	11,278,606	18,728,720
Stage 1 | 12-month ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	13,288,933	18,892,137
Stage 1 | 12-month ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	14,335,616	11,916,817
Stage 1 | 12-month ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,238,977	1,852,825
Stage 1 | 12-month ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	5,813,309	4,252,607
Stage 1 | 12-month ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,859,886	14,427,055
Stage 1 | 12-month ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,252,304	5,674,094
Stage 1 | 12-month ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,059,297	3,843,583
Stage 1 | Personal loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	24,848,123	28,749,129
Stage 1 | Personal loans | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	20,542,487
Stage 1 | Personal loans | 12-month ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		23,449,155
Stage 1 | Personal loans | 12-month ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,305,636	5,299,974
Stage 1 | Credit card loans | 12-month ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	60,606,206	65,920,810
Stage 1 | Credit card loans | 12-month ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	50,628,708
Stage 1 | Credit card loans | 12-month ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		57,813,293
Stage 1 | Credit card loans | 12-month ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	9,977,498	8,107,517
Stage 2 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	14,030,914	17,016,793
Stage 2 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	672,216	922,027
Stage 2 | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	432,712	1,197,805
Stage 2 | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	279,934	430,301
Stage 2 | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,211,860	3,197,483
Stage 2 | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	407,569	471,547
Stage 2 | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	411,487	328,028
Stage 2 | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,196,320	2,392,460
Stage 2 | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	247,169	1,126,082
Stage 2 | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	40,314	51,376
Stage 2 | Personal loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,872,005	2,192,558
Stage 2 | Personal loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,346,918
Stage 2 | Personal loans | Lifetime ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		2,151,139
Stage 2 | Personal loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	525,087	41,419
Stage 2 | Credit card loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	4,259,328	4,707,126
Stage 2 | Credit card loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	3,766,160
Stage 2 | Credit card loans | Lifetime ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		3,974,723
Stage 2 | Credit card loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	493,168	732,403
Stage 3 | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	8,156,948	11,314,889
Stage 3 | Lifetime ECL [member] | Overdrafts
Maximum Credit Risk Exposure
Maximum credit risk exposure	173,348	220,763
Stage 3 | Lifetime ECL [member] | Promissory Notes [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,338,004	3,561,404
Stage 3 | Lifetime ECL [member] | Unsecured corporate loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	117,054	457,154
Stage 3 | Lifetime ECL [member] | Mortgage loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	320,803	1,576,581
Stage 3 | Lifetime ECL [member] | Automobile and other secured loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	271,901	531,734
Stage 3 | Lifetime ECL [member] | Receivables from financial leases [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	46,062	230,669
Stage 3 | Lifetime ECL [member] | Foreign Trade Loans [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,697,453	2,870,700
Stage 3 | Lifetime ECL [member] | Other financings [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	83,122	246,490
Stage 3 | Lifetime ECL [member] | Other receivables from financial transactions [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	113,309	90,114
Stage 3 | Personal loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	2,567,411	941,893
Stage 3 | Personal loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	834,584
Stage 3 | Personal loans | Lifetime ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		770,118
Stage 3 | Personal loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,732,827	171,775
Stage 3 | Credit card loans | Lifetime ECL [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	1,428,481	587,387
Stage 3 | Credit card loans | Lifetime ECL [member] | Retail [member]
Maximum Credit Risk Exposure
Maximum credit risk exposure	381,020
Stage 3 | Credit card loans | Lifetime ECL [member] | Personal and Businesses Banking
Maximum Credit Risk Exposure
Maximum credit risk exposure		367,492
Stage 3 | Credit card loans | Lifetime ECL [member] | Consumer finance
Maximum Credit Risk Exposure
Maximum credit risk exposure	$ 1,047,461	$ 219,895